Operating Expenses by Nature (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Operating Expenses by Nature
Employee costs	$ 4,059	$ 2,721	$ 7,223	$ 5,430
Office, insurance and other expenses	1,295	883	2,459	1,778
Professional services	519	776	3,345	1,298
Amortization	93	92	184	189
Total operating expenses	5,966	4,472	13,211	8,695
Share-based compensation expense	$ 1,276	$ 1,230	$ 2,902	$ 2,566